Convertible preferred shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 21, 2010 USD ($) $ / shares shares	Jan. 12, 2009 USD ($) $ / shares shares	Aug. 15, 2007 USD ($) $ / shares shares	Mar. 27, 2007 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	May 28, 2014 CNY (¥) shares
Convertible preferred shares
Accretion of Series C Preference Shares | ¥					¥ 7,957,640
Series A convertible redeemable preferred shares
Convertible preferred shares
Shares Issued				155,000,000
Issue Price per Share (in dollars per share) | $ / shares				$ 0.0323
Proceeds from Issuance, convertible preferred shares | $				$ 5,000
Preferred shares, shares Outstanding						155,000,000
Preferred shares, carrying Amount | ¥						¥ 215,626
Series A-1 convertible preferred shares
Convertible preferred shares
Shares Issued			130,940,000
Issue Price per Share (in dollars per share) | $ / shares			$ 0.0382
Proceeds from Issuance, convertible preferred shares | $			$ 5,000
Preferred shares, shares Outstanding						36,894,000
Preferred shares, carrying Amount | ¥						¥ 40,224
Conversion of preferred shares to ordinary shares (in shares)	64,579,075
Series B convertible preferred shares
Convertible preferred shares
Shares Issued		235,310,000
Issue Price per Share (in dollars per share) | $ / shares		$ 0.0892
Proceeds from Issuance, convertible preferred shares | $		$ 21,000
Preferred shares, shares Outstanding						59,539,244
Preferred shares, carrying Amount | ¥						¥ 88,241
Conversion of preferred shares to ordinary shares (in shares)	15,498,980
Series C Preferred Shares
Convertible preferred shares
Shares Issued	178,238,250
Issue Price per Share (in dollars per share) | $ / shares	$ 0.7742
Proceeds from Issuance, convertible preferred shares | $	$ 138,000
Convertible redeemable preferred shares, shares Outstanding						258,316,305
Convertible redeemable preferred shares, carrying Amount | ¥						¥ 15,130,903
Accretion of Series C Preference Shares | ¥					¥ 7,957,640